ETFMG Prime Mobile Payments ETF
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Australia - 4.7%
IT Services - 4.7% (d)
Afterpay Ltd. (a)	362,324	$32,961,400
EML Payments Ltd. (a)	5,083,403	16,381,639
Total IT Services		49,343,039

Bermuda - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
PAX Global Technology, Ltd.	6,113,387	5,425,395

Brazil - 1.5%
IT Services - 1.5% (d)
Cielo SA	20,395,037	15,548,948

Canada - 2.2%
IT Services - 2.2% (d)
Nuvei Corp. (a)	373,939	22,852,317

Cyprus - 0.3%
IT Services - 0.3% (d)
QIWI PLC - ADR (b)	332,560	3,425,368

France - 2.9%
IT Services - 2.9% (d)
Worldline SA (a)	318,111	30,739,680

Italy - 2.1%
IT Services - 2.1% (d)
Nexi SpA (a)	1,100,169	21,961,178

Japan - 2.7%
Consumer Finance - 0.3%
Jaccs Co, Ltd.	206,687	3,659,134
IT Services - 2.3% (d)
GMO Financial Gate, Inc.	22,572	3,742,508
GMO Payment Gateway, Inc.	145,905	19,556,682
Total IT Services		23,299,190
Software - 0.1%
Intelligent Wave, Inc.	223,951	1,503,056
Total Japan		28,461,380

Netherlands - 5.5%
IT Services - 5.5% (d)
Adyen NV (a)	24,954	58,073,677

United Kingdom - 1.8%
Commercial Services & Supplies - 0.3%
PayPoint PLC	322,229	2,881,845
IT Services - 1.5% (d)
Network International Holdings PLC (a)	3,615,934	16,149,715
Total United Kingdom		19,031,560

United States - 75.4%
Consumer Finance - 10.1%
American Express Co.	476,404	57,602,007
Discover Financial Services (b)	353,519	32,004,075
Green Dot Corp. - Class A (a)(b)	288,105	16,076,259
Total Consumer Finance		105,682,341
IT Services - 61.9% (d)
Euronet Worldwide, Inc. (a)	133,818	19,392,905
EVERTEC, Inc. - ADR	402,769	15,836,877
Evo Payments, Inc. - Class A (a)(b)	602,523	16,274,146
Fidelity National Information Services, Inc.	398,257	56,337,435
Fiserv, Inc. (a)	505,429	57,548,146
FleetCor Technologies, Inc. (a)	102,355	27,925,515
Global Payments, Inc.	249,227	53,688,480
Huifu Payment, Ltd. (a)	8,657,106	3,763,255
I3 Verticals, Inc. - Class A (a)(b)	173,039	5,744,895
International Money Express, Inc. (a)	238,765	3,705,633
MasterCard, Inc. - Class A	175,017	62,470,568
Net 1 UEPS Technologies, Inc. (a)	461,084	2,268,533
Pagseguro Digital, Ltd. - Class A - ADR (a)(b)	484,439	27,554,890
PayPal Holdings, Inc. (a)	273,399	64,030,047
Paysign, Inc. (a)(b)	550,773	2,555,587
Shift4 Payments, Inc. - Class A (a)	277,495	20,923,123
Square, Inc. - Class A (a)	285,385	62,111,191
StoneCo, Ltd. - Class A - ADR (a)	378,080	31,728,474
USA Technologies, Inc. (a)	296,672	3,109,123
Visa, Inc. - Class A (b)	281,926	61,665,674
Western Union Co. (b)	873,714	19,169,285
WEX, Inc. (a)	102,465	20,854,701
Yeahka Ltd. (a)	2,824,012	13,696,683
Total IT Services		652,355,166
Software - 1.6%
ACI Worldwide, Inc. (a)	432,797	16,632,389
Technology Hardware, Storage & Peripherals - 1.8%
NCR Corp. (a)	516,640	19,410,165
Total United States		794,080,061
TOTAL COMMON STOCKS (Cost $825,114,215)		1,048,942,603

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.6%
ETFMG Sit Ultra Short ETF (e)	600,000	29,859,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.16% (c)	50,760,367	50,760,367
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $80,842,634)		80,619,367

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.01% (c)	4,729,403	4,729,403
TOTAL SHORT-TERM INVESTMENTS (Cost $4,729,403)		4,729,403

Total Investments (Cost $910,686,252) - 107.6%		1,134,291,373
Liabilities in Excess of Other Assets - (7.6)%		(79,754,431)
TOTAL NET ASSETS - 100.0%		$1,054,536,942

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of December 31, 2020.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2020.
(d)	As of December 31, 2020, the Fund had a significant portion of its assets in the IT Services Industry.
(e)
Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act.  A schedule of the Fund's investments in securities of affiliated issuers held during the six months ended December 31, 2020 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at December 31, 2020	Dividends	Shares Held At December 31, 2020
ETFMG Sit Ultra Short ETF	$29,871,000	$-	$-	$-	$(12,000)	$29,859,000	$-	600,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

IPAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,048,942,603	$-	$-	$1,048,942,603
Short Term Investments	4,729,403	-	-	4,729,403
ETFMG Sit Ultra Short ETF**	29,859,000	-	-	29,859,000
Investments Purchased with Securities Lending Collateral*	-	-	-	50,760,367
Total Investments in Securities	$1,083,531,006	$-	$-	$1,134,291,373

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.